Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

NOTE 16 — NET LOSS PER SHARE

Net loss per common share has been computed on the basis of the weighted-average number of common shares outstanding during the nine months ended September 30, 2024, and 2023. Since the Company was in a loss position for the nine months ended September 30, 2024, and 2023, basic net loss per share was the same as diluted net loss per share for the period presented.

The following table sets forth the computation of (loss) earnings per share:

	For the three months ended		For the nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Numerator
Net loss – basic and diluted	$(1,859,906)	$(3,269,123)	$(8,978,129)	$(8,049,256)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	6,030,259	3,880,433	5,928,460	3,599,266

Net loss per share – basic and diluted	$(0.31)	$(0.84)	$(1.51)	$(2.23)

The following potentially dilutive common shares related to outstanding securities for the nine months ended September 30, 2024, and 2023 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:

	For the nine months ended
	September 30, 2024	September 30, 2023
Warrants	2,777,647	1,218,558
Common Share options	815,974	836,932
ACI Canada legacy performance options	265,642	338,842
Convertible Debentures	431,514	—
Total anti-dilutive features	4,290,779	2,394,332

NOTE 15 — NET LOSS PER SHARE

Net loss per common share has been computed on the basis of the weighted-average number of common shares outstanding during the years ended December 31, 2023 and 2022. Since the Company was in a loss position for the years ended December 31, 2023 and 2022, basic net loss per share was the same as diluted net loss per share for the years presented.

The following table sets forth the computation of (loss) earnings per share:

	Years Ended December 31,
	2023	2022
Numerator
Net loss – basic and diluted	$(13,763,658)	$(12,073,260)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	3,774,219	2,718,888

Net loss per share – basic and diluted	$(3.65)	$(4.44)

The following potentially dilutive outstanding securities for the years ended December 31, 2023 and 2022 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:

	For the Years Ended
	December 31, 2023	December 31, 2022
Warrants	1,749,193	639,250
Common Share options	826 888	220,243
ACI Canada legacy performance options	272,842	380,842
Total anti-dilutive features	2,848,923	1,240,335